Income Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Common Share

The following table sets forth the calculation of basic and diluted earnings per common share for the periods presented:

	2018	2017	2016
	Period from
	January 1 to	Year Ended	Year Ended
	June 6	December 31	December 31
Weighted average basic common shares outstanding	348,524,566	342,250,000	340,932,192
Dilutive potential common shares	21,475,434	27,750,000	27,750,000
Weighted average dilutive common shares outstanding	370,000,000	370,000,000	368,682,192
Basic:
Net Income	7,617	30,626	8,543
Less: Earnings allocated to participating securities	(192)	(39)	(176)
Net income available to basic common shares	7,425	30,587	8,367
Basic earnings per common share	0.02	0.09	0.02
Diluted:
Net Income	7,617	30,626	8,543
Less: Earnings allocated to participating securities	(181)	(36)	(163)
Net income available to diluted common shares	7,436	30,590	8,380
Diluted earnings per common share	0.02	0.08	0.02

Basic EPS:

Period from June 7 December 31, 2018
Net income	$35,143
Less dividends to:	-
Ordinary Shares	-
Non-vested participating shares	-
Undistributed Successor Period Earnings	$35,143

Allocation of Undistributed Successor Period Earnings to Ordinary Shares	$34,834
Allocation of Undistributed Successor Period Earnings to Nonvested Shares	$309

Ordinary Shares
Distributed Earnings	$-
Undistributed Earnings	0.41
Total	$0.41

Diluted EPS:

Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$34,834	85,569,020	$0.41

Add-back:
Undistributed earnings allocated to nonvested shareholders	309	-
NPS equity stock earn-out	-	1,293,963
12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)	-	-
22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)	-	-

Less:
Undistributed earnings reallocated to nonvested shareholders	(305)

Diluted EPS — Ordinary shares	$34,838	86,862,983	$0.40

Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the period.

Weighted average ordinary shares outstanding:

Date	Transaction Detail	Changes in Shares	Weighted Average Ordinary Shares Outstanding
6/6/2018	Beginning Balance		11,730,425
6/6/2018	Backstop shares	4,829,375	4,829,375
6/6/2018	Underwriter shares	307,465	307,465
6/6/2018	Shares issued to NPS/GES	53,690,315	53,690,315
6/6/2018	Shares transferred to perm equity	15,005,189	15,005,189
12/31/2018	NPS equity stock earn-out	1,300,214	6,251
12/31/2018	Ending Balance		85,569,020

The NPS equity stock earn-out has been included in the computation of basic earnings per share (“EPS”) as the conditions for issuance were satisfied as of December 31, 2018.

Weighted average ordinary shares outstanding	85,569,020
Non-vested, participating restricted shares	760,000
Shares for use in allocation of participating earnings	86,329,020